VIRTUS Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.1%
Australia—4.2%
National Storage REIT	2,794,862	$ 4,288
NEXTDC Ltd.(1)	288,048	3,388
Scentre Group	3,813,100	7,936
		15,612

Belgium—1.6%
Aedifica S.A.	51,759	3,140
Warehouses De Pauw CVA	106,879	2,896
		6,036

Canada—3.9%
Canadian Apartment Properties REIT	156,285	5,078
Chartwell Retirement Residences	362,200	3,402
First Capital Real Estate Investment Trust	316,050	3,396
Granite Real Estate Investment Trust	49,679	2,462
		14,338

France—1.4%
Klepierre S.A.	195,294	5,225
Germany—1.4%
Vonovia SE	178,578	5,078
Hong Kong—1.9%
Link REIT	1,179,600	4,585
Swire Properties Ltd.	1,650,000	2,628
		7,213

India—0.9%
Capitaland India Trust	4,526,783	3,272
Ireland—0.4%
Irish Residential Properties REIT plc	1,679,468	1,629
Japan—7.8%
Comforia Residential REIT, Inc.	1,602	3,166
Japan Hotel REIT Investment Corp.	6,066	2,929
Japan Metropolitan Fund Invest	6,928	3,897
Mitsubishi Estate Co., Ltd.	494,100	7,739
Mitsui Fudosan Co., Ltd.	709,800	6,479
Mitsui Fudosan Logistics Park, Inc.	1,424	3,837
Nippon Prologis REIT, Inc.	564	880
		28,927

Singapore—2.1%
CapitaLand Ascendas REIT	2,856,300	5,392
CapitaLand Integrated Commercial Trust	1,518,000	2,217
		7,609

Spain—1.4%
Merlin Properties Socimi S.A.	470,200	5,237
Sweden—1.5%
Castellum AB(1)	138,466	1,691
	Shares	Value

Sweden—continued
Catena AB	75,866	$ 3,779
		5,470

United Kingdom—5.5%
Derwent London plc	145,460	4,156
Safestore Holdings plc	373,722	3,635
Tritax Big Box REIT plc	2,353,900	4,615
UNITE Group plc (The)	701,699	7,912
		20,318

United States—65.1%
American Homes 4 Rent Class A	278,450	10,347
American Tower Corp.	34,875	6,779
Americold Realty Trust, Inc.	172,125	4,396
AvalonBay Communities, Inc.	74,645	15,443
Brixmor Property Group, Inc.	393,033	9,075
BXP, Inc.	63,100	3,885
Cousins Properties, Inc.	116,200	2,690
CubeSmart	159,975	7,226
Digital Realty Trust, Inc.	87,750	13,342
Equinix, Inc.	23,935	18,109
Essex Property Trust, Inc.	25,765	7,013
Host Hotels & Resorts, Inc.	122,481	2,202
Iron Mountain, Inc.	80,165	7,184
Kimco Realty Corp.	394,300	7,673
Mid-America Apartment Communities, Inc.	33,450	4,770
Phillips Edison & Co., Inc.	86,000	2,813
Prologis, Inc.	241,118	27,080
Public Storage	46,625	13,412
Realty Income Corp.	62,800	3,317
Regency Centers Corp.	44,900	2,793
Rexford Industrial Realty, Inc.	162,900	7,264
Ryman Hospitality Properties, Inc.	50,635	5,057
Simon Property Group, Inc.	89,021	13,514
Sun Communities, Inc.	59,979	7,218
Ventas, Inc.	236,250	12,110
Vornado Realty Trust	184,015	4,838
Welltower, Inc.	208,050	21,689
		241,239

Total Common Stocks (Identified Cost $327,015)		367,203

Total Long-Term Investments—99.1% (Identified Cost $327,015)		367,203

TOTAL INVESTMENTS—99.1% (Identified Cost $327,015)		$367,203
Other assets and liabilities, net—0.9%		3,319
NET ASSETS—100.0%		$370,522

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Country Weightings†
United States	66%
Japan	8
United Kingdom	6
Australia	4
Canada	4
Singapore	2
Hong Kong	2
Other	8
Total	100%
† % of total investments as of June 30, 2024.
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$367,203	$367,203
Total Investments	$367,203	$367,203
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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